SHARE-BASED COMPENSATION (Details 2) - $ / shares		12 Months Ended
	Aug. 13, 2021	Dec. 31, 2021	Dec. 31, 2020
Offsetting Assets [Line Items]
Expected volatility	25.00%	51.00%
Expected dividend yield	0.00%	0.00%
Equity Option [Member]
Offsetting Assets [Line Items]
Weighted-average grant date price of our common stock (per share)		$ 3.99	$ 12.78
Risk-free interest rate		1.19%	0.55%
Expected volatility		33.00%	68.00%
Expected term (in years)		5 years	5 years
Expected dividend yield		0.00%	0.00%